CONCENTRATION AND RISKS - Schedule of concentration risk of accounts and notes receivable from third parties (Details) - Accounts and Notes Receivable - Credit Risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Company A
Concentration and risks
Accounts and notes receivable	¥ 125,971	¥ 161,785
Concentration risk, percentage	52.00%	54.00%
Company B
Concentration and risks
Accounts and notes receivable	¥ 4,259	¥ 37,776
Concentration risk, percentage	2.00%	12.00%